Note 14 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed, Current and Non-current (Details Textual) - USD ($) $ in Thousands				6 Months Ended
	Dec. 11, 2023	Mar. 29, 2021	Nov. 12, 2018	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Accrued Charter Revenue, Net				$ (23,072)		$ (23,642)
Accrued Charter Revenue, Current				9,255		9,752
Accrued Charter Revenue, Noncurrent				6,580		10,937
Amortization of Time Charter Assumed, Liability				449	$ 69
Amortization of Assumed Time Charter, Asset				305	$ 98
Time Charter Assumed Asset Position [Member]
Finite-Lived Intangible Assets, Net				369		674
Companies Owning Triton, Titan, Talos, Taurus and Theseus [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired			60.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)			7 years 4 months 24 days
Company Owning Cape Artemisio [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)		4 years 3 months 18 days
Company Owning Arkadia [Member] | York [Member]
Business Acquisition, Percentage of Voting Interests Acquired	51.00%
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life (Year)	2 months 12 days
Deferred Revenue [Member]
Accrued Charter Revenue Liability				$ 38,907		$ 44,331